Long-term debt (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	$ 63,659	$ 19,482
Convertible debenture	350,000	350,000
Accordion feature	100,000	100,000
Convertible debenture (2016) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture	50,000				$ 50,000
Borrowings, interest rate					4.00%
Convertible debenture (2017) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture	300,000		$ 300,000
Borrowings, interest rate			4.00%
Conversion price | $ / shares			22.89
Convertible debenture (2017) [Member] | Public offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture			$ 184,000
Convertible debenture (2017) [Member] | Private placements offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture			$ 116,000
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility		400,000
Revolving credit facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility		350,000
Revolving credit facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility		$ 500,000
London Interbank Offered Rates Libor [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	$ 63,700			$ 50
Borrowings, interest rate	2.50%			2.50%
Additional amount withdrawn to repay Investissement Quebec convertible debenture	$ 50,000